Share-based compensation - Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Stock-based compensation expense	¥ 28,245	¥ 30,673	¥ 29,755
General and administrative expenses
Share-based compensation
Stock-based compensation expense	21,383	23,688	24,015
Research and development expenses
Share-based compensation
Stock-based compensation expense	1,679	1,462	1,378
Selling expenses
Share-based compensation
Stock-based compensation expense	4,983	5,252	4,144
Cost of revenues
Share-based compensation
Stock-based compensation expense	¥ 200	¥ 271	¥ 218